Organization and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Summaryof Significant Accounting Policies [Abstract]
Rates and Service Regulation

Rates and Service Regulation

Our public utility subsidiaries' rates are regulated by the FERC and state regulatory commissions in our eleven state operating territories. The FERC also regulates our affiliated transactions, including AEPSC intercompany service billings which are generally at cost, under the 2005 Public Utility Holding Company Act and the Federal Power Act. The FERC also has jurisdiction over the issuances and acquisitions of securities of our public utility subsidiaries, the acquisition or sale of certain utility assets and mergers with another electric utility or holding company. For non-power goods and services, the FERC requires that a nonregulated affiliate can bill an affiliated public utility company no more than market while a public utility must bill the higher of cost or market to a nonregulated affiliate. The state regulatory commissions also regulate certain intercompany transactions under various orders and affiliate statutes. Both the FERC and state regulatory commissions are permitted to review and audit the relevant books and records of companies within a public utility holding company system.

The FERC regulates wholesale power markets and wholesale power transactions. Our wholesale power transactions are generally market-based. Wholesale power transactions are cost-based regulated when we negotiate and file a cost-based contract with the FERC or the FERC determines that we have “market power” in the region where the transaction occurs. We have entered into wholesale power supply contracts with various municipalities and cooperatives that are FERC-regulated, cost-based contracts. These contracts are generally formula rate mechanisms, which are trued up to actual costs annually. Our wholesale power transactions in the SPP region are cost-based due to PSO and SWEPCo having market power in the SPP region.

The state regulatory commissions regulate all of the distribution operations and rates of our retail public utilities on a cost basis. The state regulatory commissions also regulate the retail generation/power supply operations and rates except in Ohio and the ERCOT region of Texas. The ESP rates in Ohio continue the process of aligning generation/power supply rates over time with market rates. In the ERCOT region of Texas, the generation/supply business is under customer choice and market pricing and is conducted by Texas Retail Electric Providers (REPs). Through our nonregulated subsidiaries, we enter into short and long-term wholesale transactions to buy or sell capacity, energy and ancillary services in the ERCOT market. In addition, these nonregulated subsidiaries control certain wind and coal-fired generation assets, the power from which is marketed and sold in ERCOT. Effective November 2009, we had no active REPs in ERCOT. SWEPCo operates in the SPP area which includes a portion of Texas. In 2009, the Texas legislature amended its restructuring legislation for the generation portion of SWEPCo's Texas retail jurisdiction to delay indefinitely restructuring requirements. As a result, SWEPCo reapplied accounting guidance for “Regulated Operations” to its Texas generation operations.

The FERC also regulates our wholesale transmission operations and rates. The FERC claims jurisdiction over retail transmission rates when retail rates are unbundled in connection with restructuring. OPCo's retail transmission rates in Ohio, APCo's retail transmission rates in Virginia, I&M's retail transmission rates in Michigan and TCC's and TNC's retail transmission rates in Texas are unbundled. OPCo's retail transmission rates in Ohio, APCo's retail transmission rates in Virginia and I&M's retail transmission rates in Michigan are based on the FERC's Open Access Transmission Tariff (OATT) rates that are cost-based. Although TCC's and TNC's retail transmission rates in Texas are unbundled, retail transmission rates are regulated, on a cost basis, by the PUCT. Bundled retail transmission rates are regulated, on a cost basis, by the state commissions.

In addition, the FERC regulates the SIA, the Interconnection Agreement, the CSW Operating Agreement, the System Transmission Integration Agreement, the Transmission Agreement, the Transmission Coordination Agreement and the AEP System Interim Allowance Agreement, all of which allocate shared system costs and revenues to the utility subsidiaries that are parties to each agreement.

Principles of Consolidation

Principles of Consolidation

Our consolidated financial statements include our wholly-owned and majority-owned subsidiaries and variable interest entities (VIEs) of which we are the primary beneficiary. Intercompany items are eliminated in consolidation. We use the equity method of accounting for equity investments where we exercise significant influence but do not hold a controlling financial interest. Such investments are recorded as Deferred Charges and Other Noncurrent Assets on our balance sheets; equity earnings are included in Equity Earnings of Unconsolidated Subsidiaries on our statements of income. We have ownership interests in generating units that are jointly-owned with nonaffiliated companies. Our proportionate share of the operating costs associated with such facilities is included on our statements of income and our proportionate share of the assets and liabilities are reflected on our balance sheets.

Variable Interest Entities

Variable Interest Entities

The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a controlling financial interest in a VIE. A controlling financial interest will have both (a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether we are the primary beneficiary of a VIE, we consider factors such as equity at risk, the amount of the VIE's variability we absorb, guarantees of indebtedness, voting rights including kick-out rights, the power to direct the VIE, variable interests held by related parties and other factors. We believe that significant assumptions and judgments were applied consistently.

Accounting for the Effects of Cost-Based Regulation

Accounting for the Effects of Cost-Based Regulation

As the owner of rate-regulated electric public utility companies, our financial statements reflect the actions of regulators that result in the recognition of certain revenues and expenses in different time periods than enterprises that are not rate-regulated. In accordance with accounting guidance for “Regulated Operations,” we record regulatory assets (deferred expenses) and regulatory liabilities (future revenue reductions or refunds) to reflect the economic effects of regulation by matching expenses with their recovery through regulated revenues and income with its passage to customers through the reduction of regulated revenues. Due to the passage of legislation requiring restructuring and a transition to customer choice and market-based rates, we discontinued the application of “Regulated Operations” accounting treatment for the generation portion of our business in Ohio for OPCo and in Texas for TNC. In 2009, the Texas legislature amended its restructuring legislation for the generation portion of SWEPCo's Texas retail jurisdiction to delay indefinitely restructuring requirements. As a result, SWEPCo reapplied accounting guidance for “Regulated Operations” to its Texas generation operations.

Accounting guidance for “Discontinuation of Rate-Regulated Operations” requires the recognition of an impairment of stranded net regulatory assets and stranded plant costs if they are not recoverable in regulated rates. In addition, an enterprise is required to eliminate from its balance sheet the effects of any actions of regulators that had been recognized as regulatory assets and regulatory liabilities. Such impairments and adjustments are classified as an extraordinary item.

Use of Estimates

Use of Estimates

The preparation of these financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. These estimates include, but are not limited to, inventory valuation, allowance for doubtful accounts, goodwill, intangible and long-lived asset impairment, unbilled electricity revenue, valuation of long-term energy contracts, the effects of regulation, long-lived asset recovery, storm costs, the effects of contingencies and certain assumptions made in accounting for pension and postretirement benefits. The estimates and assumptions used are based upon management's evaluation of the relevant facts and circumstances as of the date of the financial statements. Actual results could ultimately differ from those estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and Cash Equivalents include temporary cash investments with original maturities of three months or less.
Other Temporary Investments

Other Temporary Investments

Other Temporary Investments include funds held by trustees primarily for the payment of securitization bonds, marketable securities that we intend to hold for less than one year and investments by our protected cell of EIS.

We classify our investments in marketable securities as available-for-sale or held-to-maturity in accordance with the provisions of “Investments – Debt and Equity Securities” accounting guidance. We do not have any investments classified as trading.

Available-for-sale securities reflected in Other Temporary Investments are carried at fair value with the unrealized gain or loss, net of tax, reported in AOCI. Held-to-maturity securities reflected in Other Temporary Investments are carried at amortized cost. The cost of securities sold is based on the specific identification or weighted average cost method.

In evaluating potential impairment of securities with unrealized losses, we considered, among other criteria, the current fair value compared to cost, the length of time the security's fair value has been below cost, our intent and ability to retain the investment for a period of time sufficient to allow for any anticipated recovery in value and current economic conditions. See “Fair Value Measurements of Other Temporary Investments” in Note 10.

Inventory	Inventory Fossil fuel inventories are generally carried at average cost. Materials and supplies inventories are carried at average cost.
Accounts Receivable

Accounts Receivable

Customer accounts receivable primarily include receivables from wholesale and retail energy customers, receivables from energy contract counterparties related to our risk management activities and customer receivables primarily related to other revenue-generating activities.

We recognize revenue from electric power sales when we deliver power to our customers. To the extent that deliveries have occurred but a bill has not been issued, we accrue and recognize, as Accrued Unbilled Revenues on our balance sheets, an estimate of the revenues for energy delivered since the last billing.

AEP Credit factors accounts receivable on a daily basis, excluding receivables from risk management activities, for I&M, KGPCo, KPCo, OPCo, PSO, SWEPCo and a portion of APCo. Since APCo does not have regulatory authority to sell accounts receivable in its West Virginia regulatory jurisdiction, only a portion of APCo's accounts receivable are sold to AEP Credit. AEP Credit has a receivables securitization agreement with bank conduits. Under the securitization agreement, AEP Credit receives financing from the bank conduits for the interest in the billed and unbilled receivables AEP Credit acquires from affiliated utility subsidiaries.

Allowance for Uncollectible Accounts

Allowance for Uncollectible Accounts

Generally, AEP Credit records bad debt expense based upon a 12-month rolling average of bad debt write-offs in proportion to gross accounts receivable purchased from participating AEP subsidiaries. For receivables related to APCo's West Virginia operations, the bad debt reserve is calculated based on a rolling two-year average write-off in proportion to gross accounts receivable. For customer accounts receivables related to our risk management activities, accounts receivables are reviewed for bad debt reserves at a specific counterparty level basis. For the wires business of TCC and TNC, bad debt reserves are calculated using the specific identification of receivable balances greater than 120 days delinquent, and for those balances less than 120 days where the collection is doubtful. For miscellaneous accounts receivable, bad debt expense is recorded for all amounts outstanding 180 days or greater at 100%, unless specifically identified. Miscellaneous accounts receivable items open less than 180 days may be reserved using specific identification for bad debt reserves.

Emission Allowances

Emission Allowances

In regulated jurisdictions, we record emission allowances at cost, including the annual SO2 and NOx emission allowance entitlements received at no cost from the Federal EPA. In Ohio, we record allowances at the lower of cost or market for the period after our FAC expires in May 2015. We follow the inventory model for these allowances. We record allowances expected to be consumed within one year in Materials and Supplies and allowances with expected consumption beyond one year in Deferred Charges and Other Noncurrent Assets on our balance sheets. We record the consumption of allowances in the production of energy in Fuel and Other Consumables Used for Electric Generation on our statements of income at an average cost. We record allowances held for speculation in Prepayments and Other Current Assets on our balance sheets. We report the purchases and sales of allowances in the Operating Activities section of the statements of cash flows. We record the net margin on sales of emission allowances in Utility Operations Revenue on our statements of income because of its integral nature to the production process of energy and our revenue optimization strategy for our utility operations. The net margin on sales of emission allowances affects the determination of deferred fuel or deferred emission allowance costs and the amortization of regulatory assets for certain jurisdictions.

Property, Plant and Equipment and Equity Investments

Property, Plant and Equipment and Equity Investments

Regulated

Electric utility property, plant and equipment for our rate-regulated operations are stated at original purchase cost. Additions, major replacements and betterments are added to the plant accounts. Normal and routine retirements from the plant accounts, net of salvage, are charged to accumulated depreciation under the group composite method of depreciation. The group composite method of depreciation assumes that on average, asset components are retired at the end of their useful lives and thus there is no gain or loss. The equipment in each primary electric plant account is identified as a separate group. Under the group composite method of depreciation, continuous interim routine replacements of items such as boiler tubes, pumps, motors, etc. result in the original cost, less salvage, being charged to accumulated depreciation. The depreciation rates that are established take into account the past history of interim capital replacements and the amount of salvage received. These rates and the related lives are subject to periodic review. Removal costs are charged to regulatory liabilities. The costs of labor, materials and overhead incurred to operate and maintain our plants are included in operating expenses.

Long-lived assets are required to be tested for impairment when it is determined that the carrying value of the assets may no longer be recoverable or when the assets meet the held-for-sale criteria under the accounting guidance for “Impairment or Disposal of Long-Lived Assets.” When it becomes probable that an asset in service or an asset under construction will be abandoned and regulatory cost recovery has been disallowed, the cost of that asset shall be removed from plant-in-service or CWIP and charged to expense. Equity investments are required to be tested for impairment when it is determined there may be an other-than-temporary loss in value.

The fair value of an asset or investment is the amount at which that asset or investment could be bought or sold in a current transaction between willing parties, as opposed to a forced or liquidation sale. Quoted market prices in active markets are the best evidence of fair value and are used as the basis for the measurement, if available. In the absence of quoted prices for identical or similar assets or investments in active markets, fair value is estimated using various internal and external valuation methods including cash flow analysis and appraisals.

Nonregulated

Our nonregulated operations generally follow the policies of our cost-based rate-regulated operations listed above but with the following exceptions. Property, plant and equipment of nonregulated operations and equity investments (included in Deferred Charges and Other Noncurrent Assets) are stated at fair value at acquisition (or as adjusted for any applicable impairments) plus the original cost of property acquired or constructed since the acquisition, less disposals. Normal and routine retirements from the plant accounts, net of salvage, are charged to accumulated depreciation for most nonregulated operations under the group composite method of depreciation. For nonregulated plant assets, a gain or loss would be recorded if the retirement is not considered an interim routine replacement. Removal costs are charged to expense.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

AFUDC represents the estimated cost of borrowed and equity funds used to finance construction projects that is capitalized and recovered through depreciation over the service life of regulated electric utility plant. For nonregulated operations, including generating assets owned by OPCo and certain generating assets in Texas, interest is capitalized during construction in accordance with the accounting guidance for “Capitalization of Interest”. We record the equity component of AFUDC in Allowance for Equity Funds Used During Construction and the debt component of AFUDC as a reduction to Interest Expense.

Fair Value Measurements of Assets and Liabilities

Valuation of Nonderivative Financial Instruments

The book values of Cash and Cash Equivalents, Accounts Receivable, Short-term Debt and Accounts Payable approximate fair value because of the short-term maturity of these instruments. The book value of the pre-April 1983 spent nuclear fuel disposal liability approximates the best estimate of its fair value.

Fair Value Measurements of Assets and Liabilities

The accounting guidance for “Fair Value Measurements and Disclosures” establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). Where observable inputs are available for substantially the full term of the asset or liability, the instrument is categorized in Level 2. When quoted market prices are not available, pricing may be completed using comparable securities, dealer values, operating data and general market conditions to determine fair value. Valuation models utilize various inputs such as commodity, interest rate and, to a lesser degree, volatility and credit that include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, market corroborated inputs (i.e. inputs derived principally from, or correlated to, observable market data) and other observable inputs for the asset or liability.

For our commercial activities, exchange traded derivatives, namely futures contracts, are generally fair valued based on unadjusted quoted prices in active markets and are classified as Level 1. Level 2 inputs primarily consist of OTC broker quotes in moderately active or less active markets, as well as exchange traded contracts where there is insufficient market liquidity to warrant inclusion in Level 1. We verify our price curves using these broker quotes and classify these fair values within Level 2 when substantially all of the fair value can be corroborated. We typically obtain multiple broker quotes, which are non-binding in nature, but are based on recent trades in the marketplace. When multiple broker quotes are obtained, we average the quoted bid and ask prices. In certain circumstances, we may discard a broker quote if it is a clear outlier. We use a historical correlation analysis between the broker quoted location and the illiquid locations and if the points are highly correlated we include these locations within Level 2 as well. Certain OTC and bilaterally executed derivative instruments are executed in less active markets with a lower availability of pricing information. Long-dated and illiquid complex or structured transactions and FTRs can introduce the need for internally developed modeling inputs based upon extrapolations and assumptions of observable market data to estimate fair value. When such inputs have a significant impact on the measurement of fair value, the instrument is categorized as Level 3.

We utilize our trustee's external pricing service in our estimate of the fair value of the underlying investments held in the benefit plan and nuclear trusts. Our investment managers review and validate the prices utilized by the trustee to determine fair value. We perform our own valuation testing to verify the fair values of the securities. We receive audit reports of our trustee's operating controls and valuation processes. The trustee uses multiple pricing vendors for the assets held in the trusts.

Assets in the benefits and nuclear trusts, Cash and Cash Equivalents and Other Temporary Investments are classified using the following methods. Equities are classified as Level 1 holdings if they are actively traded on exchanges. Items classified as Level 1 are investments in money market funds, fixed income and equity mutual funds and domestic equity securities. They are valued based on observable inputs primarily unadjusted quoted prices in active markets for identical assets. Items classified as Level 2 are primarily investments in individual fixed income securities and cash equivalents funds. Fixed income securities do not trade on an exchange and do not have an official closing price but their valuation inputs are based on observable market data. Pricing vendors calculate bond valuations using financial models and matrices. The models use observable inputs including yields on benchmark securities, quotes by securities brokers, rating agency actions, discounts or premiums on securities compared to par prices, changes in yields for U.S. Treasury securities, corporate actions by bond issuers, prepayment schedules and histories, economic events and, for certain securities, adjustments to yields to reflect changes in the rate of inflation. Other securities with model-derived valuation inputs that are observable are also classified as Level 2 investments. Investments with unobservable valuation inputs are classified as Level 3 investments. Benefit plan assets included in Level 3 are primarily real estate and private equity investments that are valued using methods requiring judgment including appraisals.

Deferred Fuel Costs

Deferred Fuel Costs

The cost of fuel and related emission allowances and emission control chemicals/consumables is charged to Fuel and Other Consumables Used for Electric Generation expense when the fuel is burned or the allowance or consumable is utilized. The cost of fuel also includes the cost of nuclear fuel burned which is computed primarily on the units-of-production method. In regulated jurisdictions with an active FAC, fuel cost over-recoveries (the excess of fuel revenues billed to customers over applicable fuel costs incurred) are generally deferred as current regulatory liabilities and under-recoveries (the excess of applicable fuel costs incurred over fuel revenues billed to customers) are generally deferred as current regulatory assets. These deferrals are amortized when refunded or when billed to customers in later months with the state regulatory commissions' review and approval. The amount of an over-recovery or under-recovery can also be affected by actions of the state regulatory commissions. On a routine basis, state regulatory commissions review and/or audit our fuel procurement policies and practices, the fuel cost calculations and FAC deferrals. When a fuel cost disallowance becomes probable, we adjust our FAC deferrals and record provisions for estimated refunds to recognize these probable outcomes. Fuel cost over-recovery and under-recovery balances are classified as noncurrent when there is a phase-in plan or the FAC has been suspended or terminated.

Changes in fuel costs, including purchased power in Kentucky for KPCo, in Indiana and Michigan for I&M, in Ohio (beginning in 2012 through May 2015) for OPCo, in Arkansas, Louisiana and Texas for SWEPCo, in Oklahoma for PSO and in Virginia for APCo are reflected in rates in a timely manner through the FAC. Changes in fuel costs, including purchased power in Ohio (beginning in 2009 through 2011) for OPCo and in West Virginia for APCo are reflected in rates through FAC phase-in plans. The FAC generally includes some sharing of off-system sales. In West Virginia for APCo, all of the profits from off-system sales are given to customers through the FAC. None of the profits from off-system sales are given to customers through the FAC in Ohio for OPCo. A portion of profits from off-system sales are given to customers through the FAC and other rate mechanisms in Oklahoma for PSO, Arkansas, Louisiana and Texas for SWEPCo, Kentucky for KPCo, Virginia for APCo and in Indiana and Michigan (all areas of Michigan beginning in December 2010) for I&M. Where the FAC or off-system sales sharing mechanism is capped, frozen or non-existent, changes in fuel costs or sharing of off-system sales impacted earnings.

Revenue Recognition

Revenue Recognition

Regulatory Accounting

Our financial statements reflect the actions of regulators that can result in the recognition of revenues and expenses in different time periods than enterprises that are not rate-regulated. Regulatory assets (deferred expenses) and regulatory liabilities (deferred revenue reductions or refunds) are recorded to reflect the economic effects of regulation in the same accounting period by matching expenses with their recovery through regulated revenues and by matching income with its passage to customers in cost-based regulated rates.

When regulatory assets are probable of recovery through regulated rates, we record them as assets on our balance sheets. We test for probability of recovery at each balance sheet date or whenever new events occur. Examples of new events include the issuance of a regulatory commission order or passage of new legislation. If it is determined that recovery of a regulatory asset is no longer probable, we write off that regulatory asset as a charge against income.

Traditional Electricity Supply and Delivery Activities

Revenues are recognized from retail and wholesale electricity sales and electricity transmission and distribution delivery services. We recognize the revenues on our statements of income upon delivery of the energy to the customer and include unbilled as well as billed amounts. In accordance with the applicable state commission regulatory treatment, PSO and SWEPCo do not record the fuel portion of unbilled revenue.

Most of the power produced at the generation plants of the AEP East companies is sold to PJM, the RTO operating in the east service territory. We purchase power from PJM to supply our customers. Generally, these power sales and purchases are reported on a net basis as revenues on our statements of income. However, purchases of power in excess of sales to PJM, on an hourly net basis, used to serve retail load are recorded gross as Purchased Electricity for Resale on our statements of income. Other RTOs in which we participate do not function in the same manner as PJM. They function as balancing organizations and not as exchanges.

Physical energy purchases arising from non-derivative contracts are accounted for on a gross basis in Purchased Electricity for Resale on our statements of income. Energy purchases arising from non-trading derivative contracts are recorded based on the transaction's economic substance. Purchases under non-trading derivatives used to serve accrual based obligations are recorded in Purchased Electricity for Resale on our statements of income. All other non-trading derivative purchases are recorded net in revenues.

In general, we record expenses when purchased electricity is received and when expenses are incurred, with the exception of certain power purchase contracts that are derivatives and accounted for using MTM accounting where generation/supply rates are not cost-based regulated. In jurisdictions where the generation/supply business is subject to cost-based regulation, the unrealized MTM amounts are deferred as regulatory assets (for losses) and regulatory liabilities (for gains).

Energy Marketing and Risk Management Activities

We engage in wholesale electricity, natural gas, coal and emission allowances marketing and risk management activities focused on wholesale markets where we own assets and adjacent markets. Our activities include the purchase and sale of energy under forward contracts at fixed and variable prices and the buying and selling of financial energy contracts, which include exchange traded futures and options, as well as OTC options and swaps. We engage in certain energy marketing and risk management transactions with RTOs.

We recognize revenues and expenses from wholesale marketing and risk management transactions that are not derivatives upon delivery of the commodity. We use MTM accounting for wholesale marketing and risk management transactions that are derivatives unless the derivative is designated in a qualifying cash flow hedge relationship or a normal purchase or sale. We include the unrealized and realized gains and losses on wholesale marketing and risk management transactions that are accounted for using MTM in Revenues on our statements of income on a net basis. In jurisdictions subject to cost-based regulation, we defer the unrealized MTM amounts and some realized gains and losses as regulatory assets (for losses) and regulatory liabilities (for gains). We include unrealized MTM gains and losses resulting from derivative contracts on our balance sheets as Risk Management Assets or Liabilities as appropriate.

Certain qualifying wholesale marketing and risk management derivative transactions are designated as hedges of variability in future cash flows as a result of forecasted transactions (cash flow hedge). We initially record the effective portion of the cash flow hedge's gain or loss as a component of AOCI. When the forecasted transaction is realized and affects net income, we subsequently reclassify the gain or loss on the hedge from AOCI into revenues or expenses within the same financial statement line item as the forecasted transaction on our statements of income. Excluding those jurisdictions subject to cost-based regulation, we recognize the ineffective portion of the gain or loss in revenues or expense immediately on our statements of income, depending on the specific nature of the associated hedged risk. In regulated jurisdictions, we defer the ineffective portion as regulatory assets (for losses) and regulatory liabilities (for gains). See “Accounting for Cash Flow Hedging Strategies” section of Note 9.

Barging Activities

AEP River Operations' revenue is recognized based on percentage of voyage completion. The proportion of freight transportation revenue to be recognized is determined by applying a percentage to the contractual charges for such services. The percentage is determined by dividing the number of miles from the loading point to the position of the barge as of the end of the accounting period by the total miles to the destination specified in the customer's freight contract. The position of the barge at accounting period end is determined by our computerized barge tracking system.

Levelization of Nuclear Refueling Outage Costs

Levelization of Nuclear Refueling Outage Costs

In accordance with regulatory orders, I&M defers incremental operation and maintenance costs associated with periodic refueling outages at its Cook Plant and amortizes the costs over the period beginning with the month following the start of each unit's refueling outage and lasting until the end of the month in which the same unit's next scheduled refueling outage begins. I&M adjusts the amortization amount as necessary to ensure full amortization of all deferred costs by the end of the refueling cycle.

Maintenance

Maintenance

We expense maintenance costs as incurred. If it becomes probable that we will recover specifically-incurred costs through future rates, we establish a regulatory asset to match the expensing of those maintenance costs with their recovery in cost-based regulated revenues. In certain regulatory jurisdictions, we defer costs above the level included in base rates and amortize those deferrals commensurate with recovery through rate riders.

Income Taxes and Investment Tax Credits

Income Taxes and Investment Tax Credits

We use the liability method of accounting for income taxes. Under the liability method, we provide deferred income taxes for all temporary differences between the book and tax basis of assets and liabilities which will result in a future tax consequence.

When the flow-through method of accounting for temporary differences is reflected in regulated revenues (that is, when deferred taxes are not included in the cost of service for determining regulated rates for electricity), we record deferred income taxes and establish related regulatory assets and liabilities to match the regulated revenues and tax expense.

We account for investment tax credits under the flow-through method except where regulatory commissions reflect investment tax credits in the rate-making process on a deferral basis. We amortize deferred investment tax credits over the life of the plant investment.

We account for uncertain tax positions in accordance with the accounting guidance for “Income Taxes.” We classify interest expense or income related to uncertain tax positions as interest expense or income as appropriate and classify penalties as Other Operation.

AEP System Tax Allocation Agreement

We, along with our subsidiaries, file a consolidated federal income tax return. The allocation of the AEP System's current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense. The tax benefit of the Parent is allocated to our subsidiaries with taxable income. With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Excise Taxes

Excise Taxes

We act as an agent for some state and local governments and collect from customers certain excise taxes levied by those state or local governments on our customers. We do not recognize these taxes as revenue or expense.

Government Grants

Government Grants

For APCo's commercial scale Carbon Capture and Sequestration facility at the Mountaineer Plant and OPCo's gridSMART® demonstration program, APCo and OPCo are reimbursed by the Department of Energy for allowable costs incurred during the billing period. These reimbursements result in the reduction of Other Operation and Maintenance expenses on our statements of income or a reduction in Construction Work in Progress on our balance sheets.

Debt

Debt

We defer gains and losses from the reacquisition of debt used to finance regulated electric utility plants and amortize the deferral over the remaining term of the reacquired debt in accordance with their rate-making treatment unless the debt is refinanced. If we refinance the reacquired debt associated with the regulated business, the reacquisition costs attributable to the portions of the business subject to cost-based regulatory accounting are generally deferred and amortized over the term of the replacement debt consistent with its recovery in rates. Some jurisdictions require that these costs be expensed upon reacquisition. We report gains and losses on the reacquisition of debt for operations not subject to cost-based rate regulation in Interest Expense on our statements of income.

We defer debt discount or premium and debt issuance expenses and amortize generally utilizing the straight-line method over the term of the related debt. The straight-line method approximates the effective interest method and is consistent with the treatment in rates for regulated operations. We include the net amortization expense in Interest Expense on our statements of income.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

When we acquire businesses, we record the fair value of all assets and liabilities, including intangible assets. To the extent that consideration exceeds the fair value of identified assets, we record goodwill. We do not amortize goodwill and intangible assets with indefinite lives. We test acquired goodwill and other intangible assets with indefinite lives for impairment at least annually at their estimated fair value. We test goodwill at the reporting unit level and other intangibles at the asset level. Fair value is the amount at which an asset or liability could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. Quoted market prices in active markets are the best evidence of fair value and are used as the basis for the measurement, if available. In the absence of quoted prices for identical or similar assets in active markets, we estimate fair value using various internal and external valuation methods. We amortize intangible assets with finite lives over their respective estimated lives to their estimated residual values. We also review the lives of the amortizable intangibles with finite lives on an annual basis.

Investments Held in Trust for Future Liabilities

Investments Held in Trust for Future Liabilities

We have several trust funds with significant investments intended to provide for future payments of pension and OPEB benefits, nuclear decommissioning and spent nuclear fuel disposal. All of our trust funds' investments are diversified and managed in compliance with all laws and regulations. Our investment strategy for trust funds is to use a diversified portfolio of investments to achieve an acceptable rate of return while managing the interest rate sensitivity of the assets relative to the associated liabilities. To minimize investment risk, the trust funds are broadly diversified among classes of assets, investment strategies and investment managers. We regularly review the actual asset allocations and periodically rebalance the investments to targeted allocations when appropriate. Investment policies and guidelines allow investment managers in approved strategies to use financial derivatives to obtain or manage market exposures and to hedge assets and liabilities. The investments are reported at fair value under the “Fair Value Measurements and Disclosures” accounting guidance.

Benefit Plans

All benefit plan assets are invested in accordance with each plan's investment policy. The investment policy outlines the investment objectives, strategies and target asset allocations by plan.

The investment philosophies for our benefit plans support the allocation of assets to minimize risks and optimize net returns. Strategies used include:

  Maintaining a long-term investment horizon.
  Diversifying assets to help control volatility of returns at acceptable levels.
  Managing fees, transaction costs and tax liabilities to maximize investment earnings.
  Using active management of investments where appropriate risk/return opportunities exist.
  Keeping portfolio structure style-neutral to limit volatility compared to applicable benchmarks.
  Using alternative asset classes such as real estate and private equity to maximize return and provide additional portfolio diversification.

The investment policy for the pension fund allocates assets based on the funded status of the pension plan. The objective of the asset allocation policy is to reduce the investment volatility of the plan over time. Generally, more of the investment mix will be allocated to fixed income investments as the plan becomes better funded. Assets will be transferred away from equity investments into fixed income investments based on the market value of plan assets compared to the plan's projected benefit obligation. The current target asset allocations are as follows:

Pension Plan Assets	Target
Equity	45.0%
Fixed Income	45.0%
Other Investments	10.0%

OPEB Plans Assets	Target
Equity	66.0%
Fixed Income	33.0%
Cash	1.0%

The investment policy for each benefit plan contains various investment limitations. The investment policies establish concentration limits for securities. Investment policies prohibit the benefit trust funds from purchasing securities issued by AEP (with the exception of proportionate and immaterial holdings of AEP securities in passive index strategies). However, our investment policies do not preclude the benefit trust funds from receiving contributions in the form of AEP securities, provided that the AEP securities acquired by each plan may not exceed the limitations imposed by law. Each investment manager's portfolio is compared to a diversified benchmark index.

For equity investments, the limits are as follows:

  No security in excess of 5% of all equities.
  Cash equivalents must be less than 10% of an investment manager's equity portfolio.
  No individual stock may be more than 10% of each manager's equity portfolio.
  No investment in excess of 5% of an outstanding class of any company.
  No securities may be bought or sold on margin or other use of leverage.

For fixed income investments, the concentration limits must not exceed:

  3% in any single issuer
  5% private placements
  5% convertible securities
  60% for bonds rated AA+ or lower
  50% for bonds rated A+ or lower
  10% for bonds rated BBB- or lower

For obligations of non-government issuers, the following limitations apply:

  AAA rated debt: a single issuer should account for no more than 5% of the portfolio.
  AA+, AA, AA- rated debt: a single issuer should account for no more than 3% of the portfolio.
  Debt rated A+ or lower: a single issuer should account for no more than 2% of the portfolio.
  No more than 10% of the portfolio may be invested in high yield and emerging market debt combined at any time.

A portion of the pension assets is invested in real estate funds to provide diversification, add return and hedge against inflation. Real estate properties are illiquid, difficult to value and not actively traded. The pension plan uses external real estate investment managers to invest in commingled funds that hold real estate properties. To mitigate investment risk in the real estate portfolio, commingled real estate funds are used to ensure that holdings are diversified by region, property type and risk classification. Real estate holdings include core, value-added and development risk classifications and some investments in Real Estate Investment Trusts (REITs), which are publicly traded real estate securities classified as Level 1.

A portion of the pension assets is invested in private equity. Private equity investments add return and provide diversification and typically require a long-term time horizon to evaluate investment performance. Private equity is classified as an alternative investment because it is illiquid, difficult to value and not actively traded. The pension plan uses limited partnerships and commingled funds to invest across the private equity investment spectrum. Our private equity holdings are with 11 general partners who help monitor the investments and provide investment selection expertise. The holdings are currently comprised of venture capital, buyout and hybrid debt and equity investment instruments. Commingled private equity funds are used to enhance the holdings' diversity.

We participate in a securities lending program with BNY Mellon to provide incremental income on idle assets and to provide income to offset custody fees and other administrative expenses. We lend securities to borrowers approved by BNY Mellon in exchange for cash collateral. All loans are collateralized by at least 102% of the loaned asset's market value and the cash collateral is invested. The difference between the rebate owed to the borrower and the cash collateral rate of return determines the earnings on the loaned security. The securities lending program's objective is providing modest incremental income with a limited increase in risk.

We hold trust owned life insurance (TOLI) underwritten by The Prudential Insurance Company in the OPEB plan trusts. The strategy for holding life insurance contracts in the taxable Voluntary Employees' Beneficiary Association (VEBA) trust is to minimize taxes paid on the asset growth in the trust. Earnings on plan assets are tax-deferred within the TOLI contract and can be tax-free if held until claims are paid. Life insurance proceeds remain in the trust and are used to fund future retiree medical benefit liabilities. With consideration to other investments held in the trust, the cash value of the TOLI contracts is invested in two diversified funds. A portion is invested in a commingled fund with underlying investments in stocks that are actively traded on major international equity exchanges. The other portion of the TOLI cash value is invested in a diversified, commingled fixed income fund with underlying investments in government bonds, corporate bonds and asset-backed securities.

Cash and cash equivalents are held in each trust to provide liquidity and meet short-term cash needs. Cash equivalent funds are used to provide diversification and preserve principal. The underlying holdings in the cash funds are investment grade money market instruments including commercial paper, certificates of deposit, treasury bills and other types of investment grade short-term debt securities. The cash funds are valued each business day and provide daily liquidity.

Nuclear Trust Funds

Nuclear Trust Funds

Nuclear decommissioning and spent nuclear fuel trust funds represent funds that regulatory commissions allow us to collect through rates to fund future decommissioning and spent nuclear fuel disposal liabilities. By rules or orders, the IURC, the MPSC and the FERC established investment limitations and general risk management guidelines. In general, limitations include:

  Acceptable investments (rated investment grade or above when purchased).
  Maximum percentage invested in a specific type of investment.
  Prohibition of investment in obligations of AEP or its affiliates.
  Withdrawals permitted only for payment of decommissioning costs and trust expenses.

We maintain trust records for each regulatory jurisdiction. The trust assets may not be used for another jurisdiction's liabilities. Regulatory approval is required to withdraw decommissioning funds. These funds are managed by external investment managers who must comply with the guidelines and rules of the applicable regulatory authorities. The trust assets are invested to optimize the net of tax earnings of the trust giving consideration to liquidity, risk, diversification and other prudent investment objectives.

We record securities held in these trust funds as Spent Nuclear Fuel and Decommissioning Trusts on our balance sheets. We record these securities at fair value. We classify securities in the trust funds as available-for-sale due to their long-term purpose. Other-than-temporary impairments for investments in both debt and equity securities are considered realized losses as a result of securities being managed by an external investment management firm. The external investment management firm makes specific investment decisions regarding the equity and debt investments held in these trusts and generally intends to sell debt securities in an unrealized loss position as part of a tax optimization strategy. Impairments reduce the cost basis of the securities which will affect any future unrealized gain or realized gain or loss due to the adjusted cost of investment. We record unrealized gains and other-than-temporary impairments from securities in these trust funds as adjustments to the regulatory liability account for the nuclear decommissioning trust funds and to regulatory assets or liabilities for the spent nuclear fuel disposal trust funds in accordance with their treatment in rates. Consequently, changes in fair value of trust assets do not affect earnings or AOCI. See the “Nuclear Contingencies” section of Note 5 for additional discussion of nuclear matters. See “Fair Value Measurements of Trust Assets for Decommissioning and SNF Disposal” section of Note 10 for disclosure of the fair value of assets within the trusts.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity (net assets) of a business enterprise during a period from transactions and other events and circumstances from nonowner sources. It includes all changes in equity during a period except those resulting from investments by owners and distributions to owners. Comprehensive income (loss) has two components: net income (loss) and other comprehensive income (loss).

Share-based Compensation

Stock-Based Compensation Plans

At December 31, 2011, we had stock options, performance units, restricted shares and restricted stock units outstanding under The Amended and Restated American Electric Power System Long-Term Incentive Plan (LTIP). This plan was last approved by shareholders in April 2010.

We maintain a variety of tax qualified and nonqualified deferred compensation plans for employees and non-employee directors that include, among other options, an investment in or an investment return equivalent to that of AEP common stock. This includes career share accounts maintained under the American Electric Power System Stock Ownership Requirement Plan, which facilitates executives in meeting minimum stock ownership requirements assigned to them by the HR Committee of the Board of Directors. Career shares are derived from vested performance units granted to employees under the LTIP. Career shares are equal in value to shares of AEP common stock and do not become payable to executives until after their service ends. Dividends paid on career shares are reinvested as additional career shares.

We compensate our non-employee directors, in part, with stock units under the American Electric Power Company, Inc. Stock Unit Accumulation Plan for Non-Employee Directors. These stock units become payable in cash to directors after their service ends.

In January 2006, we adopted accounting guidance for “Compensation - Stock Compensation” which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors, including stock options, based on estimated fair values.

We recognize compensation expense for all share-based awards with service only vesting conditions granted on or after January 2006 using the straight-line single-option method. Stock-based compensation expense recognized on our statements of income for the years ended December 31, 2011, 2010 and 2009 is based on awards ultimately expected to vest. Therefore, stock-based compensation expense has been reduced to reflect estimated forfeitures. Accounting guidance for “Compensation - Stock Compensation” requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

For the years ended December 31, 2011, 2010 and 2009, compensation expense is included in Net Income for the performance units, career shares, restricted shares, restricted stock units and the non-employee director's stock units. See Note 15 for additional discussion.

Earnings Per Share

Basic earnings per common share is calculated by dividing net earnings available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per common share is calculated by adjusting the weighted average outstanding common shares, assuming conversion of all potentially dilutive stock options and awards.